Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs - $ / shares	Apr. 07, 2021	Mar. 23, 2021	Mar. 08, 2023
Schedule of Level 3 Fair Value Measurements Inputs [Abstract]
Exercise price	$ 11.5	$ 11.5
Share price	$ 9.51	$ 9.53	$ 0.033
Volatility	15.70%	15.60%
Term	6 years 6 months	6 years 6 months
Risk-free rate	1.21%	1.18%